UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:    BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Focus Growth Fund

Master Large Cap Series LLC

Master Large Cap Focus Growth Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 12/31/2018

Item 1 – Report to Stockholders

DECEMBER 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

    BlackRock Large Cap Series Funds, Inc.

▶	BlackRock Large Cap Focus Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call 1-800-441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2018, concerns about a variety of political risks and a modest slowdown in global growth worked against the equity market despite solid corporate earnings, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy for most of the reporting period, risk-taking declined sharply later in the reporting period. As a result, bonds held their value better than stocks, which posted negative returns across the globe. Shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperin-flation in both countries. An economic slowdown in Europe also led to negative performance for European equities.

In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased. This led to a negative return for long-term U.S. Treasuries and a substantial flattening of the yield curve. Many investors are concerned with the flattening yield curve as a harbinger of recession. However, given the extraordinary monetary measures in the last decade, we believe a more accurate barometer for the economy is the returns along the risk spectrums in stock and bond markets. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds posted flat returns, and high-yield bonds declined slightly. Recent sell-offs in risk assets have flattened asset returns along the risk spectrum somewhat, which bears further scrutiny in the months ahead.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. By our estimation, the Fed’s neutral interest rate, or the theoretical rate that is neither stimulative nor restrictive to the economy, is approximately 3.0%. With that perspective, the Fed’s current policy is still mildly stimulative to the U.S. economy, which leaves room for further Fed rate hikes to arrive at monetary policy that is a neutral factor for economic growth.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. This was accompanied by a broad based risk-off in December — which was the worst December performance on record since 1931. Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low.

Economic growth and global earnings are likely to slow somewhat in 2019 — the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. Trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. Consequently, we are cautious on European equities, as European unity remains tenuous with a history of flare-ups. We continue to prefer to take risk in U.S. and emerging market equities. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. Going into 2019, we also favor short-term bonds over long-term bonds because they offer nearly equivalent yields with far lower volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.85)%	(4.38)%
U.S. small cap equities (Russell 2000® Index)	(17.35)	(11.01)
International equities (MSCI Europe, Australasia, Far East Index)	(11.35)	(13.79)
Emerging market equities (MSCI Emerging Markets Index)	(8.48)	(14.57)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.06	1.87
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	2.72	(0.03)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.65	0.01
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.38	1.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(2.24)	(2.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2018	BlackRock Large Cap Focus Growth Fund

Investment Objective

BlackRock Large Cap Focus Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2018, the Fund underperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

In sector terms, the largest detractor over the six-month period was stock selection in the communication services sector. In particular, weakness was driven by positions in entertainment companies. Stock selection in the consumer staples sector also weighed on relative performance, with positioning across beverage holdings weighing most heavily on return. Finally, stock selection in industrials detracted, largely due to overweight positions in professional services companies.

The largest positive contributor to relative performance over the period was stock selection in the health care sector. Most notably, positioning in health care equipment & supplies generated positive results. Stock selection in the financials sector also added value, with contributions led by positioning in diversified financial services and capital markets firms. Lastly, an underweight exposure to the energy sector proved beneficial to relative return.

Describe recent portfolio activity.

During the period, a combination of market movement and trading activity modestly increased the Fund’s allocation to the technology and health care sectors, while the Fund’s weights in communications services and industrials declined.

Describe portfolio positioning at period end.

Relative to the Russell 1000® Growth Index, the Fund ended the period with overweight positions in the health care, consumer discretionary, and communication services sectors. The Fund was underweight in the industrials, consumer staples, materials and energy sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2018 (continued)	BlackRock Large Cap Focus Growth Fund

Performance Summary for the Period Ended December 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(10.50)%	3.43%	N/A	11.18%	N/A	14.45%	N/A
Service	(10.63)	3.14	N/A	10.85	N/A	14.14	N/A
Investor A	(10.70)	3.08	(2.34)%	10.84	9.65%	14.10	13.49%
Investor C	(10.99)	2.30	1.61	9.96	9.96	13.20	13.20
Class K	(10.48)	3.45	N/A	11.19	N/A	14.46	N/A
Class R	(10.77)	2.89	N/A	10.58	N/A	13.79	N/A
Russell 1000® Growth Index(c)	(8.17)	(1.51)	N/A	10.40	N/A	15.29	N/A

(a)

The Fund invests all of its assets in the Master Large Cap Focus Growth Portfolio (the “Master Portfolio”), a series of Master Large Cap Series LLC. Under normal circumstances, the Master Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment process and different investment strategies under the name BlackRock Large Cap Growth Fund.

(b)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(c)

An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000® securities with higher price-to-book ratios and higher forecasted growth values.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (07/01/18)	Ending Account Value (12/31/18)	Expenses Paid During the Period(a)	Beginning Account Value (07/01/18)	Ending Account Value (12/31/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$895.00	$3.99	$1,000.00	$1,021.00	$4.25	0.83%
Service	1,000.00	893.70	5.40	1,000.00	1,019.50	5.76	1.13
Investor A	1,000.00	893.00	5.40	1,000.00	1,019.50	5.76	1.13
Investor C	1,000.00	890.10	7.79	1,000.00	1,013.13	8.30	1.93
Class K	1,000.00	895.20	3.21	1,000.00	1,017.99	3.41	0.79
Class R	1,000.00	892.30	5.59	1,000.00	1,015.47	5.95	1.38

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense table reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K January 25, 2018 inception date is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2018 and held through December 31, 2018); is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

December 31, 2018

BlackRock Large Cap Focus Growth Fund

ASSETS
Investments at value — from the Master Portfolio	$732,867,447
Receivables:
Capital shares sold	8,835,028
From the Administrator/Manager	54,813
Deferred offering costs	5,537
Prepaid expenses	147,040

Total assets	741,909,865

LIABILITIES
Payables:
Administration fees	136,258
Board realignment and consolidation	58,917
Capital shares redeemed	6,124,527
Contributions to the Master Portfolio	2,710,501
Offering costs	13,248
Officer’s fees	122
Other accrued expenses	65,102
Other affiliates	7,995
Service and distribution fees	238,479
Transfer agent fees	361,124

Total liabilities	9,716,273

NET ASSETS	$732,193,592

NET ASSETS CONSIST OF
Paid-in capital	$631,892,730
Accumulated earnings	100,300,862

NET ASSETS	$732,193,592

NET ASSET VALUE
Institutional — Based on net assets of $211,340,893 and 19,270,318 shares outstanding, 100,000,000 shares authorized, $0.10 par value	$10.97

Service — Based on net assets of $2,214,199 and 203,354 shares outstanding, 50,000,000 shares authorized, $0.10 par value	$10.89

Investor A — Based on net assets of $396,100,755 and 39,363,482 shares outstanding, 100,000,000 shares authorized, $0.10 par value	$10.06

Investor C — Based on net assets of $90,651,248 and 12,238,362 shares outstanding, 100,000,000 shares authorized, $0.10 par value	$7.41

Class K — Based on net assets of $9,796,541 and 893,216 shares outstanding, 2,000,000,000 shares authorized, $0.10 par value	$10.97

Class R — Based on net assets of $22,089,956 and 2,472,262 shares outstanding, 200,000,000 shares authorized, $0.10 par value	$8.94

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	7

Statement of Operations  (unaudited)

Six Months Ended December 31, 2018

BlackRock Large Cap Focus Growth Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$1,891,573
Dividends — affiliated	176,540
Securities lending income — affiliated — net	30,837
Expenses	(2,097,240)
Fees waived	6,392

Total investment income	8,102

Fund Expenses
Service and distribution — class specific	1,146,496
Administration	989,466
Transfer agent — class specific	468,210
Registration	58,359
Board realignment and consolidation	39,951
Printing	32,467
Professional	26,360
Offering	23,721
Officer	141
Miscellaneous	11,231

Total expenses	2,796,402
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(139,595)
Transfer agent fees waived and/or reimbursed — class specific	(142,029)

Total expenses after fees waived and/or reimbursed	2,514,778

Net investment loss	(2,506,676)

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain from investments and foreign currency transactions	4,240,718
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(91,164,195)

Net realized and unrealized loss	(86,923,477)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,430,153)

See notes to financial statements.

8	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Large Cap Focus Growth Fund
	Six Months Ended 12/31/18 (unaudited)	Year Ended 06/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(2,506,676)	$(4,684,087)
Net realized gain	4,240,718	257,178,563
Net change in unrealized depreciation	(91,164,195)	(18,782,648)

Net increase (decrease) in net assets resulting from operations	(89,430,153)	233,711,828

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(38,670,454)	(107,550,854)
Service	(534,910)	(582,000)
Investor A	(88,720,592)	(166,757,710)
Investor B	—	(3,149)
Investor C	(30,238,744)	(44,280,697)
Class K	(1,306,779)	—
Class R	(6,026,582)	(8,625,414)

Decrease in net assets resulting from distributions to shareholders	(165,498,061)	(327,799,824)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	245,634,300	(356,899,612)

NET ASSETS
Total decrease in net assets	(9,293,914)	(450,987,608)
Beginning of period	741,487,506	1,192,475,114

End of period	$732,193,592	$741,487,506

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 7 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund
	Institutional
	Six Months Ended			Period from
	12/31/18		Year Ended	10/01/16		Year Ended September 30,
	(unaudited)		06/30/18	to 06/30/17		2016		2015	2014	2013

Net asset value, beginning of period	$15.16		$16.02	$14.40		$13.46		$15.02	$13.32	$12.50

Net investment income (loss)(a)	(0.02)		(0.03)	0.06		0.09		0.07	0.07	0.10
Net realized and unrealized gain (loss)	(1.17)		3.93	2.52		1.54		0.17	2.63	1.65

Net increase (decrease) from investment operations	(1.19)		3.90	2.58		1.63		0.24	2.70	1.75

Distributions(b):
From net investment income	—		(0.05)	(0.09)		(0.04)		(0.04)	(0.02)	(0.24)
From net realized gain	(3.00)		(4.71)	(0.87)		(0.65)		(1.76)	(0.98)	(0.69)

Total distributions	(3.00)		(4.76)	(0.96)		(0.69)		(1.80)	(1.00)	(0.93)

Net asset value, end of period	$10.97		$15.16	$16.02		$14.40		$13.46	$15.02	$13.32

Total Return(c)
Based on net asset value	(10.50	)%(d)	30.52%	18.79	%(d)	12.44	%(e)	1.35%	21.16%	15.33%

Ratios to Average Net Assets(f)
Total expenses(g)	0.97	%(h)	0.95%	0.96	%(h)	0.95	%(i)	0.93%	0.94%	0.96%

Total expenses after fees waived and/or reimbursed(g)	0.83	%(h)	0.84%	0.84	%(h)	0.84	%(i)	0.89%	0.94%	0.96%

Net investment income (loss)(g)	(0.30	)%(h)	(0.18)%	0.56	%(h)	0.62	%(i)	0.49%	0.50%	0.81%

Supplemental Data
Net assets, end of period (000)	$211,341		$178,207	$427,082		$375,318		$341,606	$369,854	$311,127

Portfolio turnover rate of the Master Portfolio	23%		49%	79%		32%		41%	49%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

10	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Service
	Six Months Ended 12/31/18 (unaudited)		Year Ended 06/30/18		Period from 10/01/16 to 06/30/17		Year Ended September 30,
							2016		2015	2014	2013

Net asset value, beginning of period	$15.07		$15.95		$14.32		$13.39		$14.96	$13.18	$12.38

Net investment income (loss)(a)	(0.04)		(0.07)		0.03		0.05		0.03	0.03	0.07
Net realized and unrealized gain (loss)	(1.16)		3.90		2.51		1.53		0.17	2.60	1.62

Net increase (decrease) from investment operations	(1.20)		3.83		2.54		1.58		0.20	2.63	1.69

Distributions(b):
From net investment income	—		(0.00	)(c)	(0.04)		—		(0.01)	—	(0.20)
From net realized gain	(2.98)		(4.71)		(0.87)		(0.65)		(1.76)	(0.85)	(0.69)

Total distributions	(2.98)		(4.71)		(0.91)		(0.65)		(1.77)	(0.85)	(0.89)

Net asset value, end of period	$10.89		$15.07		$15.95		$14.32		$13.39	$14.96	$13.18

Total Return(d)
Based on net asset value	(10.63	)%(e)	30.11%		18.54	%(e)	12.08	%(f)	1.10%	20.77%	14.98%

Ratios to Average Net Assets(g)
Total expenses(h)	1.21	%(i)	1.24%		1.26	%(i)	1.22	%(j)	1.19%	1.24%	1.23%

Total expenses after fees waived and/or reimbursed(h)	1.13	%(i)	1.13%		1.13	%(i)	1.13	%(j)	1.17%	1.24%	1.23%

Net investment income (loss)(h)	(0.61	)%(i)	(0.49)%		0.27	%(i)	0.33	%(j)	0.20%	0.19%	0.62%

Supplemental Data
Net assets, end of period (000)	$2,214		$2,549		$1,936		$1,713		$1,577	$1,912	$1,624

Portfolio turnover rate of the Master Portfolio	23%		49%		79%		32%		41%	49%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Annualized.
(j)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)

	Investor A

	Six Months Ended 12/31/18 (unaudited)		Year Ended 06/30/18	Period from 10/01/16 to 06/30/17		Year Ended September 30,
						2016		2015	2014	2013

Net asset value, beginning of period	$14.15		$15.23	$13.70		$12.85		$14.42	$12.82	$12.09

Net investment income (loss)(a)	(0.03)		(0.07)	0.03		0.04		0.03	0.03	0.06
Net realized and unrealized gain (loss)	(1.08)		3.68	2.41		1.46		0.17	2.52	1.58

Net increase (decrease) from investment operations	(1.11)		3.61	2.44		1.50		0.20	2.55	1.64

Distributions(b):
From net investment income	—		—	(0.04)		(0.00	)(c)	(0.01)	—	(0.22)
From net realized gain	(2.98)		(4.69)	(0.87)		(0.65)		(1.76)	(0.95)	(0.69)

Total distributions	(2.98)		(4.69)	(0.91)		(0.65)		(1.77)	(0.95)	(0.91)

Net asset value, end of period	$10.06		$14.15	$15.23		$13.70		$12.85	$14.42	$12.82

Total Return(d)
Based on net asset value	(10.70	)%(e)	30.10%	18.66	%(e)	12.00	%(f)	1.11%	20.82%	14.90%

Ratios to Average Net Assets(g)
Total expenses(h)	1.18	%(i)	1.23%	1.25	%(i)	1.24	%(j)	1.23%	1.23%	1.25%

Total expenses after fees waived and/or reimbursed(h)	1.13	%(i)	1.13%	1.13	%(i)	1.13	%(j)	1.19%	1.23%	1.25%

Net investment income (loss)(h)	(0.60	)%(i)	(0.52)%	0.27	%(i)	0.33	%(j)	0.19%	0.20%	0.54%

Supplemental Data
Net assets, end of period (000)	$396,101		$414,460	$617,360		$549,050		$524,114	$518,858	$449,729

Portfolio turnover rate of the Master Portfolio	23%		49%	79%		32%		41%	49%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Annualized.
(j)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

12	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Investor C
	Six Months Ended 12/31/18 (unaudited)		Year Ended 06/30/18	Period from 10/01/16 to 06/30/17		Year Ended September 30,
						2016		2015	2014	2013

Net asset value, beginning of period	$11.17		$12.93	$11.80		$11.23		$12.85	$11.52	$10.95

Net investment loss(a)	(0.06)		(0.14)	(0.05)		(0.06)		(0.07)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	(0.76)		2.98	2.05		1.28		0.15	2.27	1.42

Net increase (decrease) from investment operations	(0.82)		2.84	2.00		1.22		0.08	2.20	1.39

Distributions(b):
From net investment income	—		—	—		—		—	—	(0.13)
From net realized gain	(2.94)		(4.60)	(0.87)		(0.65)		(1.70)	(0.87)	(0.69)

Total distributions	(2.94)		(4.60)	(0.87)		(0.65)		(1.70)	(0.87)	(0.82)

Net asset value, end of period	$7.41		$11.17	$12.93		$11.80		$11.23	$12.85	$11.52

Total Return(c)
Based on net asset value	(10.99	)%(d)	29.06%	17.84	%(d)	11.16	%(e)	0.27%	19.96%	14.02%

Ratios to Average Net Assets(f)
Total expenses(g)	1.97	%(h)	2.00%	2.01	%(h)	2.02	%(i)	1.99%	2.00%	2.04%

Total expenses after fees waived and/or reimbursed(g)	1.93	%(h)	1.95%	1.95	%(h)	1.95	%(i)	1.97%	2.00%	2.04%

Net investment loss(g)	(1.41	)%(h)	(1.32)%	(0.55	)%(h)	(0.49	)%(i)	(0.59)%	(0.57)%	(0.24)%

Supplemental Data
Net assets, end of period (000)	$90,651		$114,812	$121,641		$177,792		$192,804	$193,491	$171,430

Portfolio turnover rate of the Master Portfolio	23%		49%	79%		32%		41%	49%	54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Class K
	Six Months Ended 12/31/18 (unaudited)		Period from 01/25/18(a) to 06/30/18
Net asset value, beginning of period	$15.16		$14.49

Net investment loss(b)	(0.02)		(0.01)
Net realized and unrealized gain (loss)	(1.17)		0.68

Net increase (decrease) from investment operations	(1.19)		0.67

Distributions from net realized gain(c)	(3.00)		—

Net asset value, end of period	$10.97		$15.16

Total Return(d)
Based on net asset value	(10.48	)%(e)	4.62	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.83	%(h)	0.84	%(h)(i)

Total expenses after fees waived and/or reimbursed(g)	0.79	%(h)	0.79	%(h)

Net investment loss(g)	(0.25	)%(h)	(0.21	)%(h)

Supplemental Data
Net assets, end of period (000)	$9,797		$5,611

Portfolio turnover rate of the Master Portfolio	23%		49%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

(h)	Annualized.
(i)	Offering expenses were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses ratio would have been 0.85%.

See notes to financial statements.

14	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Class R
	Six Months Ended 12/31/18 (unaudited)		Year Ended 06/30/18	Period from 10/01/16 to 06/30/17		Year Ended September 30,
						2016		2015	2014	2013

Net asset value, beginning of period	$12.89		$14.28	$12.89		$12.15		$13.74	$12.25	$11.58

Net investment income (loss)(a)	(0.04)		(0.09)	0.00	(b)	0.01		(0.01)	(0.01)	0.03
Net realized and unrealized gain (loss)	(0.95)		3.39	2.27		1.38		0.16	2.41	1.51

Net increase (decrease) from investment operations	(0.99)		3.30	2.27		1.39		0.15	2.40	1.54

Distributions(c):
From net investment income	—		—	(0.01)		—		—	—	(0.18)
From net realized gain	(2.96)		(4.69)	(0.87)		(0.65)		(1.74)	(0.91)	(0.69)

Total distributions	(2.96)		(4.69)	(0.88)		(0.65)		(1.74)	(0.91)	(0.87)

Net asset value, end of period	$8.94		$12.89	$14.28		$12.89		$12.15	$13.74	$12.25

Total Return(d)
Based on net asset value	(10.77	)%(e)	29.83%	18.43	%(e)	11.73	%(f)	0.81%	20.50%	14.61%

Ratios to Average Net Assets(g)
Total expenses(h)	1.48	%(i)	1.48%	1.49	%(i)	1.48	%(j)	1.46%	1.48%	1.54	%(h)

Total expenses after fees waived and/or reimbursed(h)	1.38	%(i)	1.38%	1.38	%(i)	1.38	%(j)	1.44%	1.48%	1.54	%(h)

Net investment income (loss)(h)	(0.86	)%(i)	(0.74)%	0.02	%(i)	0.08	%(j)	(0.06)%	(0.05)%	0.27	%(h)

Supplemental Data
Net assets, end of period (000)	$22,090		$25,848	$24,443		$23,615		$21,279	$23,308	$24,408

Portfolio turnover rate of the Master Portfolio	23%		49%	79%		32%		41%	49%	54%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Annualized.
(j)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements (unaudited)	BlackRock Large Cap Focus Growth Fund

1.	ORGANIZATION

BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Large Cap Focus Growth Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Large Focus Growth Portfolio (the “Master Portfolio”), a series of Master Large Cap Fund Series LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2018, the percentage of the Master Portfolio owned by the Fund was 99.9%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A distribution and service plan). The Board of Directors of the Corporation and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

16	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Focus Growth Fund

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Corporation, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C	Class R	Total
$3,521	$540,703	$538,092	$64,180	$1,146,496

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2018, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Total
$1,121	$47	$1,168

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2018, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Service	Investor A	Investor C	Class R	Total
$342	$255	$4,481	$1,327	$120	$6,525

For the six months ended December 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor C	Class K	Class R	Total
$153,728	$1,902	$220,035	$73,522	$114	$18,909	$468,210

Other Fees: For the six months ended December 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $41,261.

For the six months ended December 31, 2018, affiliates received CDSCs as follows:

Investor A	$1,979
Investor C	3,996

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.84%
Service	1.13
Investor A	1.13
Investor C	1.95
Class K	0.79
Class R	1.38

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through October 31, 2019, unless approved by the Board, including a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2018, the Administrator waived and/or reimbursed $105,885, which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Focus Growth Fund

months ended December 31, 2018, class specific expense waivers and/or reimbursements are as follows:

Institutional	Service	Investor A	Investor C	Class K	Class R	Total
$107,373	$640	$26,396	$58	$114	$7,448	$142,029

The Fund has begun to incur expenses in connection with a proposed realignment and consolidation of the boards of directors of certain BlackRock-advised funds. BlackRock Advisors, LLC (the “Manager”) has voluntarily agreed to reimburse the Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations. For the six months ended December 31, 2018, the amount reimbursed for the Fund was $33,710.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2018, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the year ended June 30, 2018, the period ended June 30, 2017, and each of the three years ended September 30, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/18		Year Ended 06/30/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,950,502	$137,204,169	5,804,953	$83,091,629
Shares issued in reinvestment of distributions	2,333,113	29,681,154	6,971,150	96,435,564
Shares redeemed	(5,765,780)	(69,218,579)	(27,679,165)	(392,541,031)

Net increase (decrease)	7,517,835	$97,666,744	(14,903,062)	$(213,013,838)

Service
Shares sold	63,276	$ 826,791	32,144	$ 464,782
Shares issued in reinvestment of distributions	42,246	534,890	42,579	581,966
Shares redeemed	(71,288)	(856,817)	(26,942)	(374,642)

Net increase	34,234	$ 504,864	47,781	$ 672,106

Investor A
Shares issued from conversion(a)	—	$—	934	$12,570
Shares sold and automatic conversion of shares.	9,588,686	109,147,746	8,304,297	110,297,765
Shares issued in reinvestment of distributions	7,213,136	84,386,478	12,339,242	159,550,013
Shares redeemed	(6,728,465)	(74,295,163)	(31,901,561)	(431,085,854)

Net increase (decrease)	10,073,357	$119,239,061	(11,257,088)	$(161,225,506)

18	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	BlackRock Large Cap Focus Growth Fund

	Six Months Ended 12/31/18		Year Ended 06/30/18
	Shares	Amount	Shares	Amount

Investor B
Shares issued in reinvestment of distributions	—	$—	291	$ 3,149
Shares converted(a)	—	—	(1,128)	(12,570)
Shares redeemed and automatic conversion of shares	—	—	(175)	(2,214)

Net decrease	—	$—	(1,012)	$ (11,635)

Investor C
Shares sold	2,789,889	$22,734,223	1,542,312	$ 16,752,650
Shares issued in reinvestment of distributions	3,367,028	29,189,656	4,047,763	42,131,950
Shares redeemed	(4,195,855)	(35,281,908)	(4,720,566)	(50,844,536)

Net increase	1,961,062	$16,641,971	869,509	$ 8,040,064

			Period from 01/25/18(b) to 06/30/18
Class K
Shares sold	581,117	$ 7,262,237	395,830	$5,685,092
Shares issued in reinvestment of dividends	99,514	1,265,350	—	—
Shares redeemed	(157,434)	(1,923,316)	(25,811)	(377,062)

Net increase	523,197	$ 6,604,271	370,019	$5,308,030

			Year Ended 06/30/18
Class R
Shares sold	405,689	$4,196,611	284,106	$ 3,519,557
Shares issued in reinvestment of distributions	578,679	6,026,582	728,417	8,625,410
Shares redeemed	(518,135)	(5,245,804)	(718,510)	(8,813,800)

Net increase	466,233	$4,977,389	294,013	$ 3,331,167

Total Net Increase (Decrease)	20,575,918	$245,634,300	(24,579,840)	$(356,899,612)

(a)	On December 27, 2017, the Fund’s Investor B Shares converted into Investor A Shares.
(b)	Commencement of operations.

As of December 31, 2018, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 13,803 Class K Shares of the Fund.

7.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statement of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information in the Statement of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended June 30, 2018 were classified as follows:

Share Class	Net Investment Income	Net Realized Gain

Institutional	$1,314,365	$106,236,489
Service	442	581,558
Investor A	—	166,757,710
Investor B	—	3,149
Investor C	—	44,280,697
Class R	—	8,625,414

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Master Portfolio Information as of December 31, 2018	Master Large Cap Focus Growth Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Amazon.com, Inc.	10%
Microsoft Corp.	6
Visa, Inc., Class A	5
UnitedHealth Group, Inc.	4
Alphabet, Inc., Class A	4
salesforce.com, Inc.	4
Mastercard, Inc., Class A	3
Tencent Holdings Ltd.	3
Netflix, Inc.	3
Electronic Arts, Inc.	3

SECTOR ALLOCATION

Sector	Percent of Net Assets

Information Technology	33%
Health Care	18
Consumer Discretionary	17
Communication Services	14
Financials	6
Industrials	5
Real Estate	2
Consumer Staples	2
Short-Term Securities	3
Liabilities in Excess of Other Assets	—	(a)

(a) Amount is greater than (0.5)%.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

20	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) December 31, 2018	Master Large Cap Focus Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.7%

Automobiles — 0.9%
Tesla, Inc. (a)(b)	18,988	$6,319,206

Beverages — 1.6%
Constellation Brands, Inc., Class A	74,669	12,008,269

Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc. (a)	62,055	10,283,134

Capital Markets — 3.8%
CME Group, Inc.	65,131	12,252,444
S&P Global, Inc.	92,710	15,755,137

		28,007,581

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B (a)	84,258	17,203,798

Entertainment — 5.4%
Electronic Arts, Inc. (a)	239,495	18,898,550
Netflix, Inc. (a)	76,528	20,483,485

		39,382,035

Equity Real Estate Investment Trusts (REITs) — 2.2%
SBA Communications Corp. (a)	100,111	16,206,970

Health Care Equipment & Supplies — 8.2%
Align Technology, Inc. (a)	54,448	11,403,045
Becton Dickinson and Co.	81,153	18,285,394
Boston Scientific Corp. (a)	501,030	17,706,400
Intuitive Surgical, Inc. (a)	26,110	12,504,601

		59,899,440

Health Care Providers & Services — 5.5%
Centene Corp. (a)	83,501	9,627,665
UnitedHealth Group, Inc.	123,020	30,646,742

		40,274,407

Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza, Inc.	34,551	8,568,303

Interactive Media & Services — 8.4%
Alphabet, Inc., Class A (a)	27,806	29,056,158
Facebook, Inc., Class A (a)	87,573	11,479,945
Tencent Holdings Ltd.	530,128	21,247,716

		61,783,819

Internet & Direct Marketing Retail — 14.4%
Amazon.com, Inc. (a)	50,080	75,218,658
Booking Holdings, Inc. (a)	10,416	17,940,727
MercadoLibre, Inc.	43,249	12,665,470

		105,824,855

IT Services — 10.6%
Mastercard, Inc., Class A	133,273	25,141,951
PayPal Holdings, Inc. (a)	178,824	15,037,310
Visa, Inc., Class A	282,787	37,310,917

		77,490,178

Life Sciences Tools & Services — 1.9%
Illumina, Inc. (a)	45,936	13,777,584

Security	Shares	Value

Machinery — 1.0%
Xylem, Inc.	106,950	$7,135,704

Pharmaceuticals — 1.2%
Zoetis, Inc.	103,334	8,839,190

Professional Services — 2.5%
CoStar Group, Inc. (a)	54,048	18,232,552

Road & Rail — 1.8%
Union Pacific Corp.	96,814	13,382,599

Semiconductors & Semiconductor Equipment — 3.4%
ASML Holding NV, Registered Shares	88,478	13,768,946
NVIDIA Corp.	81,611	10,895,069

		24,664,015

Software — 18.1%
Adobe, Inc. (a)	78,876	17,844,906
Autodesk, Inc. (a)	89,562	11,518,569
Intuit, Inc.	88,316	17,385,005
Microsoft Corp.	466,272	47,359,247
salesforce.com, Inc. (a)	195,878	26,829,410
ServiceNow, Inc. (a)	67,055	11,939,143

		132,876,280

Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	40,726	6,424,119

Total Common Stocks — 96.7% (Cost: $564,382,383)		708,584,038

Preferred Stocks — 0.4%

Leisure Products — 0.4%
Peloton Interactive, Inc. (Acquired 08/29/18, cost $3,834,263) 0.00% (a)(c)(d)	265,527	3,342,985

Total Preferred Stocks — 0.4% (Cost: $3,834,263)		3,342,985

Total Long-Term Investments — 97.1% (Cost: $568,216,646)		711,927,023

Short-Term Securities — 3.3%
SL Liquidity Series, LLC, Money Market Series, 2.57% (e)(f)(g)	4,948,005	4,947,510

BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (f)(g)	19,070,389	19,070,389

Total Short-Term Securities — 3.3% (Cost: $24,017,899)		24,017,899

Total Investments — 100.4% (Cost: $592,234,545)		735,944,922

Liabilities in Excess of Other Assets — (0.4)%		(3,062,922)

Net Assets — 100.0%		$ 732,882,000

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $3,342,985, representing 0.5% of its net assets as of period end, and an original cost of $3,834,263.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Large Cap Focus Growth Portfolio

(g)

During the six months ended December 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2018	Net Activity	Shares Held at 12/31/2018	Value at 12/31/2018	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,114,629	(8,044,240)	19,070,389	$19,070,389	$176,540		$—	$—
SL Liquidity Series, LLC, Money Market Series	9,456,054	(4,508,049)	4,948,005	4,947,510	30,837	(b)	(3,867)	—

				$24,017,899	$207,377		$(3,867)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$687,336,322	$21,247,716	$—	$708,584,038
Preferred Stocks(a)	—	—	3,342,985	3,342,985
Short-Term Securities	19,070,389	—	—	19,070,389

Subtotal	$706,406,711	$21,247,716	$3,342,985	$730,997,412

Investments Valued at net asset value (“NAV”)(b)				4,947,510

Total Investments				$735,944,922

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in Leisure Products.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended December 31, 2018, there were no transfers between levels.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

22	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

December 31, 2018

Master Large Cap Focus Growth Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $4,827,930) (cost — $568,216,646)	$711,927,023
Investments at value — affiliated (cost — $24,017,899)	24,017,899
Receivables:
Investments sold	8,426,715
Securities lending income — affiliated	390
Contributions from investors	10,452,075
Dividends — affiliated	22,711
Dividends — unaffiliated	108,630

Total assets	754,955,443

LIABILITIES
Cash collateral on securities loaned at value	4,948,761
Payables:
Investments purchased	8,987,193
Directors’ fees	5,317
Investment advisory fees	316,430
Other accrued expenses	121,768
Other affiliates	4,502
Withdrawals to investors	7,689,472

Total liabilities	22,073,443

NET ASSETS	$732,882,000

NET ASSETS CONSIST OF
Investors’ capital	$589,171,677
Net unrealized appreciation (depreciation)	143,710,323

NET ASSETS	$732,882,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statement of Operations  (unaudited)

Six Months Ended December 31, 2018

Master Large Cap Focus Growth Portfolio

INVESTMENT INCOME
Dividends — affiliated	$176,540
Dividends — unaffiliated	1,891,613
Securities lending income — affiliated — net	30,837

Total investment income	2,098,990

EXPENSES
Investment advisory	1,980,799
Accounting services	43,532
Custodian	28,154
Professional	23,616
Directors	10,564
Printing	3,604
Miscellaneous	7,012

Total expenses	2,097,281
Less fees waived by the Manager	(6,392)

Total expenses after fees waived	2,090,889

Net investment income	8,101

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(3,867)
Investments — unaffiliated	4,245,440
Foreign currency transactions	(764)

4,240,809

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(91,165,940)
Foreign currency translations	(36)

(91,165,976)

Net realized and unrealized gain (loss)	(86,925,167)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,917,066)

See notes to financial statements.

24	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	Master Large Cap Focus Growth Portfolio
	Six Months Ended 12/31/18 (unaudited)	Year Ended 06/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,101	$836,511
Net realized gain	4,240,809	257,183,092
Net change in unrealized appreciation (depreciation)	(91,165,976)	(18,783,360)

Net increase (decrease) in net assets resulting from operations	(86,917,066)	239,236,243

CAPITAL TRANSACTIONS
Proceeds from contributions	356,850,044	219,824,045
Value of withdrawals	(279,188,584)	(910,140,054)

Net increase (decrease) in net assets derived from capital transactions	77,661,460	(690,316,009)

NET ASSETS
Total decrease in net assets	(9,255,606)	(451,079,766)
Beginning of period	742,137,606	1,193,217,372

End of period	$732,882,000	$742,137,606

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights

	Master Large Cap Focus Growth Portfolio

	Six Months Ended 12/31/18 (unaudited)		Year Ended 06/30/18	Period from 10/01/2016 to 06/30/2017		Year Ended September 30,
						2016		2015	2014	2013

Total Return
Total return	(10.35	)%(a)	30.87%	19.04	%(a)	12.75	%(b)	1.70%	21.59%	15.76%

Ratios to Average Net Assets
Total expenses	0.53	%(c)	0.53%	0.53	%(c)	0.53	%(d)	0.53%	0.53%	0.54%

Total expenses after fees waived	0.53	%(c)	0.53%	0.53	%(c)	0.53	%(d)	0.53%	0.53%	0.54%

Net investment income	0.00	%(c)(e)	0.09%	0.87	%(c)	0.93	%(d)	0.85%	0.90%	1.25%

Supplemental Data
Net assets, end of period (000)	$732,882		$742,138	$1,193,217		$1,142,708		$1,099,224	$1,156,695	$1,005,008

Portfolio turnover rate	23%		49%	79%		32%		41%	49%	54%

(a)	Aggregate total return.
(b)	Includes proceeds received from a settlement of litigation, which had no impact on the Master Portfolio’s total return.
(c)	Annualized.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(e)	Less than 0.01%.

See notes to financial statements.

26	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)	Master Large Cap Focus Growth Portfolio

1.	ORGANIZATION

Master Large Cap Focus Growth Portfolio (the “Master Portfolio”) is a series of Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware limited liability company. The Master Portfolio is classified as diversified. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)	Master Large Cap Focus Growth Portfolio

Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2018, certain investments of the Master Portfolio were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

28	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	Master Large Cap Focus Growth Portfolio

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Deutsche Bank Securities, Inc.	$4,827,930	$(4,827,930)	$—

(a)

Cash collateral with a value of $4,948,761 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee

Not exceeding $5 Billion	0.50%
In excess of $5 Billion	0.45

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)	Master Large Cap Focus Growth Portfolio

Expense Limitations, Waivers and Reimbursements: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended December 31, 2018, the amount waived was $6,392.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through October 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Master LLC, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended December 31, 2018, there were no fees waived and/or reimbursed by the Manager.

For the six months ended December 31, 2018, the Master Portfolio reimbursed the Manager $3,271 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended December 31, 2018, the Master Portfolio paid BIM $11,328 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

6.	PURCHASES AND SALES

For the six months ended December 31, 2018, purchases and sales of investments, excluding short-term securities, were $258,461,715 and $174,323,002, respectively.

7.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for the year ended June 30, 2018, the period ended June 30, 2017 and each of the three years ended September 30, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

30	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	Master Large Cap Focus Growth Portfolio

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$596,481,630

Gross unrealized appreciation	$158,433,396
Gross unrealized depreciation	(18,970,104)

Net unrealized appreciation	$139,463,292

8.	BANK BORROWINGS

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2018, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: As of period end, the Master Portfolio invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Master Portfolio and could affect the value, income and/or liquidity of positions in such securities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Director and Officer Information

Rodney D. Johnson, Chair of the Board and Director

Mark Stalnecker, Chair Elect of the Board and Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

At a special meeting of shareholders held on November 21, 2018, the Fund’s shareholders and the Master Portfolio’s interestholders elected Directors who took office on January 1, 2019. The newly elected Directors include ten former Directors and five individuals who served as directors/trustees of the funds in the BlackRock Equity-Bond Complex. Information regarding the individuals who began serving as Directors effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Corporation/Master LLC

100 Bellevue Parkway

Wilmington, DE 19809

32	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Directors of the Corporation/ Master LLC. The newly elected Directors took office effective January 1, 2019.

Shareholders approved the Directors* of BlackRock Large Cap Series Funds, Inc. as follows:

	Votes For	Votes Against	Votes Abstained
Bruce R. Bond	259,445,688	2,608,849	3,833,491
Susan J. Carter	260,129,982	2,304,203	3,453,842
Collette Chilton	259,998,836	2,268,185	3,621,007
Neil A. Cotty	259,212,978	2,527,435	4,147,614
Robert Fairbairn	259,635,406	2,310,947	3,941,675
Lena G. Goldberg	259,323,247	2,667,865	3,896,916
Robert M. Hernandez	259,445,837	2,553,737	3,888,453
Henry R. Keizer	259,387,819	2,433,978	4,066,230
Cynthia A. Montgomery	259,836,657	2,355,874	3,695,496
Donald C. Opatrny	259,259,653	2,581,954	4,046,420
John M. Perlowski	259,491,795	2,389,751	4,006,481
Joseph P. Platt	259,393,216	2,674,389	3,820,422
Mark Stalnecker	259,178,729	2,577,254	4,132,045
Kenneth L. Urish	258,610,000	3,213,069	4,064,957
Claire A. Walton	260,089,909	2,232,722	3,565,397

*	Denotes Company-wide proposal and voting results.

The above Directors, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as directors for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

A D D I T I O N A L I N F O R M A T I O N	33

Additional Information  (continued)

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	2 0 1 8 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCFG-12/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under

Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

2

(b) –  Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	March 8, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	March 8, 2019

4